INTANGIBLE ASSETS - Additional information (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
INTANGIBLE ASSETS
Amortization of intangibles	$ 26,000	$ 26,000	$ 78,032	$ 78,032
Expected amortization expense
2022	26,000		26,000
2023	104,000		104,000
2024	104,000		104,000
2025	104,000		104,000
2026	104,000		104,000
Thereafter	$ 288,000		$ 288,000